DEFERRED TAX ASSETS AND INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of pretax income (loss)

	2013	2013	2012	2011
	US$	RMB	RMB	RMB
	(In thousands)
British Virgin Islands	(950)	(5,886)	(6,592)	(10,645)
United States of America	(85)	(528)	3,171	2,895
The People’s Republic of China	20,283	125,614	106,277	183,223

	19,248	119,200	102,856	175,473

Schedule of provision for income taxes attributable to income before taxes

	2013	2013	2012	2011
	US$	RMB	RMB	RMB
	(In thousands)
Current
Non-US	(3,383)	(21,066)	(15,058)	(21,050)
US	(2)	(12)	(1,358)	(1,179)
Deferred US	-	-	-	-
Non-US	708	4,499	2,053	895
	(2,677)	(16,579)	(14,363)	(21,334)

Schedule of deferred tax assets and deferred tax liabilities

	2013	2013	2012
	US$	RMB	RMB
	(In thousands)
Deferred tax assets-China
Current
Allowance for doubtful accounts	1,605	9,785	5,415
Inventory reserves	256	1,562	1,049
Deferred expenses	258	1,573	1,950
	2,119	12,920	8,414
Non-Current
Depreciation	34	208	215
Total deferred tax assets-China	2,153	13,128	8,629
Deferred tax assets-USA	-	-	-
Total deferred Tax assets	2,153	13,128	8,629

Deferred tax liabilities-China	-	-	-
Deferred tax liabilities-USA
Current
Depreciation	-	-	56
Non-Current	-	-	-
Total deferred tax liabilities	-	-	56

Net deferred tax assets	2,153	13,128	8,573

Schedule of reconciliation of income tax

	2013	2013	2012	2011
	US$	RMB	RMB	RMB
	(In thousands)
Computed expected income tax	4,049	25,070	25,655	48,863
Impact of tax holiday and benefit of companies in China	(1,469)	(9,094)	(11,858)	(27,984)
Effect of difference between the PRC and USA tax rate	97	603	566	455
	2,677	16,579	14,363	21,334